SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)
Accounting Policies [Line Items]
Allowance for doubtful debts	$ 84	$ 50
Advertising costs	247	$ 202	$ 130
FDIC Insured amount | €				€ 250
Europe Japan And Israel [Member]
Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	6,808
UNITED STATES
Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	$ 871
Entity Owned [Member]
Accounting Policies [Line Items]
Ownership interest	14.20%			14.20%
Artemis Therapeutics, Inc. [Member]
Accounting Policies [Line Items]
Ownership interest	14.20%	23.00%	23.00%	14.20%
Ownership interest value	$ 0
Letter of Credit [Member]
Accounting Policies [Line Items]
Restricted cash	233	$ 274
Cash Restricted For Payments To Local Tax Authorities [Member]
Accounting Policies [Line Items]
Restricted cash	$ 3,554	$ 4,114
Minimum [Member]
Accounting Policies [Line Items]
Ownership interest	20.00%			20.00%
Maximum [Member]
Accounting Policies [Line Items]
Ownership interest	50.00%			50.00%
Fair Value, Inputs, Level 1 [Member]
Accounting Policies [Line Items]
Ownership interest value	$ 162
Sales Revenue, Goods, Net [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	75.00%	70.00%	67.00%
Sales Revenue, Goods, Net [Member] | Customer Two [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	33.00%	33.00%	29.00%
Sales Revenue, Goods, Net [Member] | Customer One [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	42.00%	37.00%	38.00%
Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	70.00%	64.00%	65.00%